Financial instruments (Details) - Schedule of hedge position - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Notional value [Member]
Swap with hedge accounting
Hedge item (debt)	R$ 2,360	R$ 1,888
Long position
Short position	(2,360)	(1,888)
Net hedge position
Notional value [Member] | Hedge instrument - Fixed rate [Member]
Long position
Long position	106	106
Notional value [Member] | Hedge instrument - USD + Fixed [Member]
Long position
Long position	282	282
Notional value [Member] | Hedge instrument - CRI [Member]
Long position
Long position	1,972	1,500
Fair Value [Member]
Swap with hedge accounting
Hedge item (debt)	2,348	1,869
Long position
Short position	(2,243)	(1,873)
Net hedge position	105	(4)
Fair Value [Member] | Hedge instrument - Fixed rate [Member]
Long position
Long position	54	60
Fair Value [Member] | Hedge instrument - USD + Fixed [Member]
Long position
Long position	271	281
Fair Value [Member] | Hedge instrument - CRI [Member]
Long position
Long position	R$ 2,023	R$ 1,528